UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22442

First Trust High Income Long/Short Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

First Trust
High Income Long/Short Fund (FSD)
Semi-Annual Report
For the Six Months Ended
April 30, 2019

First Trust High Income Long/Short Fund (FSD)
Semi-Annual Report
April 30, 2019
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or MacKay Shields LLC (“MacKay” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust High Income Long/Short Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of First Trust and MacKay are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust High Income Long/Short Fund (FSD)
Semi-Annual Letter from the Chairman and CEO
April 30, 2019
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the First Trust High Income Long/Short Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
If you were thinking (and acting) like a long-term investor over the last six months, you were rewarded for your perseverance. As 2018 came to a close, the “six weeks of madness” sent markets into negative territory for the year, then rallied back in the first quarter of 2019 like a mirror image of the fourth quarter of 2018. Global investors saw the worst quarter since 2011 and the best quarter since 2012, as measured by the MSCI All Country World Index. Similarly, U.S. markets reversed their course, and the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite Index returned 13.65%, 11.81% and 16.81%, respectively, for the first quarter of 2019.
By the close on April 30, 2019, U.S. equity markets continued their climb higher as the S&P 500® Index was up 18.25%, giving it the best four-month start in the last 30 years. The Federal Reserve provided momentum to the markets by indicating no new rate hikes for the remainder of 2019 and bond markets gained steam as reflected by the Bloomberg Barclays U.S. Aggregate Bond Index, returning 2.94% for the first quarter of 2019 compared to 1.64% for the fourth quarter of 2018.
Key economic indicators suggest a healthy outlook. The U.S. inflation rate hovers near 2% as it has, on average, for the last decade; a higher than expected U.S. gross domestic product growth rate of 3.2% was reported for March; and the U.S. unemployment rate of 3.6% for April is at the lowest level since December of 1969.
Having a long-term perspective when it comes to investing and looking for opportunities when they arise is a drum worth beating, as no one can predict the inevitable ups and downs that occur in the market. We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Fund again in six months.
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust High Income Long/Short Fund (FSD)
“AT A GLANCE”
As of April 30, 2019 (Unaudited)
Fund Statistics
Symbol on New York Stock Exchange	FSD
Common Share Price	$14.77
Common Share Net Asset Value (“NAV”)	$17.00
Premium (Discount) to NAV	(13.12)%
Net Assets Applicable to Common Shares	$587,001,322
Current Monthly Distribution per Common Share(1)	$0.1050
Current Annualized Distribution per Common Share	$1.2600
Current Distribution Rate on Common Share Price(2)	8.53%
Current Distribution Rate on NAV(2)	7.41%
Common Share Price & NAV (weekly closing price)

Performance
			Average Annual Total Returns
	6 Months Ended 4/30/19	1 Year Ended 4/30/19	5 Years Ended 4/30/19	Inception (9/27/10) to 4/30/19
Fund Performance(3)
NAV	7.31%	7.51%	5.03%	6.94%
Market Value	11.00%	6.63%	4.21%	4.63%
Index Performance
ICE BofAML US High Yield Constrained Index	5.55%	6.71%	4.85%	6.83%
(1)	Most recent distribution paid or declared through 4/30/2019. Subject to change in the future.
(2)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share Price or NAV, as applicable, as of 4/30/2019. Subject to change in the future.
(3)	Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.

First Trust High Income Long/Short Fund (FSD)
“AT A GLANCE” (Continued)
As of April 30, 2019 (Unaudited)
Asset Classification	% of Long-Term Investments(4)
Corporate Bonds and Notes	73.5%
Foreign Corporate Bonds and Notes	20.7
Capital Preferred Securities	3.9
Senior Floating-Rate Loan Interests	1.2
Mortgage-Backed Securities	0.6
Equity	0.1
Asset-Backed Securities	0.0*
Total	100.0%

Industry Classification	% of Long-Term Investments(4)
Basic Industry	10.9%
Telecommunications	10.0
Energy	9.7
Healthcare	9.3
Capital Goods	8.7
Services	8.2
Leisure	7.6
Consumer Goods	7.1
Media	6.3
Technology & Electronics	4.9
Banking	3.4
Retail	3.3
Automotive	3.1
Financial Services	2.8
Insurance	1.3
Utility	1.3
Transportation	1.1
Real Estate	0.5
Commercial Mortgage-Backed Securities	0.4
Collateralized Mortgage Obligations	0.1
Asset-Backed Securities	0.0*
Total	100.0%

*	Amount is less than 0.1%.
Country Exposure	% of Long-Term Investments(4)
United States	78.5%
Canada	6.1
Netherlands	3.3
Luxembourg	2.8
Multinational	2.3
United Kingdom	1.7
Cayman Islands	1.5
France	0.7
Bermuda	0.6
Liberia	0.5
Ireland	0.5
Austria	0.4
Finland	0.3
Denmark	0.3
Mexico	0.3
Jersey	0.2
Total	100.0%

Credit Quality(5)	% of Total Fixed-Income Investments(4)
BBB- and above	11.0%
BB	54.5
B	29.2
CCC+ and below	5.3
Total	100.0%

(4)	Percentages are based on long positions only. Short positions are excluded.
(5)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Portfolio Commentary
First Trust High Income Long/Short Fund (FSD)
Semi-Annual Report
April 30, 2019 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust High Income Long/Short Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
MacKay Shields LLC is a registered investment advisor founded in 1938, and is Sub-Advisor to the Fund. The Fund trades under the ticker symbol FSD on the New York Stock Exchange. As of April 30, 2019, MacKay had approximately $119.4 billion in assets under management.
Portfolio Management Team
Dan Roberts, PhD – Executive Managing Director, Head of Global Fixed Income Division and Chief Investment Officer
Louis N. Cohen, CFA - Senior Managing Director, Global Fixed Income Division*
Joseph Cantwell – Managing Director, Global Fixed Income Division
Matthew Jacob – Managing Director, Global Fixed Income Division
Shu-Yang Tan, CFA – Managing Director, Global Fixed Income Division
Market Recap
This report covers the Fund for the six-month period ending April 30, 2019.
•	Despite the slight pull back in December, which was driven by a variety of macro-economic fears including weaker global growth in China, Japan and the European Union, the U.S. Federal Reserve’s (the “Fed”) restrictive policy, trade wars with China, and the uncertainty of Brexit negotiations, equity and credit markets enjoyed a nice rally over the six-month period ending April 30, 2019. The S& P 500® Index rewarded investors with a return of 9.8%, while the MSCI EAFE Index gained 7.7%. U.S. Corporate bonds followed with a return of 7.1%, based on the Bloomberg Barclay’s US Corporate Index, and the ten-year U.S. Treasury delivered a return of 7.1% (ICE BofAML 10-Yr US Treasury Index). Lastly, U.S. high yield also participated in the rally to a lower extent with a return of 5.6% (ICE BofAML High Yield Master II Index).
•	The Fed adopted a dovish stance during its March 2019 testimony. Fed Chairman Jerome Powell cited the risks of a slowing economy over the next few years and waning fiscal stimulus from tax cuts. Forward guidance from the Fed suggested a target Fed Funds rate of 2.9% by the end of 2020, which is 50 basis points (“bps”) lower than previously communicated. The Fed also removed the prospects for additional rate hikes in 2019 and outlined plans to slow the pace of quantitative tightening with a complete end to the reduction of the Fed’s balance sheet by September 2019. Lastly, portfolio run-off, which typically includes coupons paid and principal pay-downs, would be reinvested into shorter-term U.S. Treasuries in an effort to lower the average maturity of the portfolio holdings. The Fed reinforced its current policy stance at its Federal Open Market Committee meeting on May 1, 2019, supported by below target inflation readings and slowing household spending and business investments.
•	On the economic front, the first quarter gross domestic product (“GDP”) grew at 3.2%, exceeding initial estimates. However, the underlying components of trade, inventories and government spending contributed to the strong results, which can be transitory in nature. The “core” elements of GDP, which include consumer spending and business investments grew at a modest 1.1%, according to the US Bureau of Economic Analysis.
•	Outside the U.S., Eurozone economic activity grew 1.2% in the first quarter of 2019 from the same period a year ago, according to Eurostat data, whereas China’s GDP grew 6.4%, slightly above analyst expectations. Furthermore, China’s industrial production rose 8.5% in March and retail sales grew 8.7%, suggesting a very healthy economic environment. The original Brexit date was extended several times and is now targeted for October 31, 2019.
Performance Analysis
High yield bonds participated in the market upsurge over the six-month period ended April 30, 2019. During this period, the U.S. high yield market returned 5.6% as spreads tightened by only 8 bps from 381 (October 2018 month-end) to 373 bps over Treasuries at the end of April 2019, based on the ICE BofAML High Yield Master II Index. During the period, lower quality credit (CCCs and Distressed) significantly underperformed the broad market with higher quality credit (BBs) outperforming all quality segments on a relative basis.
* Effective January 1, 2019, Mr. Cohen became a Senior Advisor to MacKay’s Global Fixed Income Division and his portfolio management responsibilities for the Fund ceased.

Portfolio Commentary (Continued)
First Trust High Income Long/Short Fund (FSD)
Semi-Annual Report
April 30, 2019 (Unaudited)
During the same period, returns for all sectors within the high yield market were positive with most sectors generating a return in excess of 5%. Retail, Utilities and Media were the top performing sectors, while Transportation and Energy were the laggards, returning less than 3%.
According to JP Morgan, the high yield market experienced inflows for the fourth consecutive month with a total of $15.0 billion entering the market in 2019, which more than compensates for the outflows experienced during the last two months of 2018. Year to date, the high yield market received $84.0 billion in new issuance, with the new-issue volume averaging $20.9 billion per month in 2019, while volumes averaged $15.6 billion in 2018.
Turning to performance, the Fund gained 7.31% on a net asset value (“NAV”) basis and 11.00% on a share price basis for the six-month period ending April 30, 2019, significantly outperforming its benchmark, the ICE BofAML US High Yield Constrained Index2, which returned 5.55% for the same period. The Fund benefitted from its leverage exposure which is reflected in the U.S. Treasury short position. This position is expressed in the belly of the curve, and used to reduce the Fund’s portfolio exposure to interest rate risk, while at the same time purchasing additional high yield securities to lever up the portfolio. Given the rally in high yield assets during the period, the Fund benefitted from additional high yield exposure. Within industries, positioning within disrupted
[1]	ICE BofAML US High Yield Master II Index.
[2]	ICE BofAML US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market but caps issuer exposure at 2%.

Portfolio Commentary (Continued)
First Trust High Income Long/Short Fund (FSD)
Semi-Annual Report
April 30, 2019 (Unaudited)
sectors, primarily Energy and Telecom, as well as the overweight in high quality cyclicals (Homebuilders and Metals & Mining) contributed to results. Alternatively, positioning within Media, specifically Cable & Satellite and Media Content, detracted from results.
Outlook
Our outlook remains unchanged as the Fed reaffirms its “wait and see” approach to monetary policy. World economic growth is slowing and risks to the financial markets remain elevated, in our opinion. We believe unresolved trade disputes, Brexit uncertainty and populist agendas all undermine confidence in the world’s institutions and influence risk appetites. Market liquidity can be very transitory, and although anticipating an inflection point during an economic cycle can be challenging, we believe caution and vigilance are warranted as the current expansion extends further. We believe active management and the adoption of lower risk profiles relative to the market is paramount.
ICE BofAML utilizes its own composite scale, similar to those of Moody’s, S&P and Fitch, when publishing a composite rating on an index constituent (eg. BBB3, BBB2, BBB1). Index constituent composite ratings are the simple averages of numerical equivalent values of the ratings from Moody’s, S&P and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.
ICE BofAML, used with permission. ICE BofAML is licensing the ICE BofAML indices and related data “as is”, makes no warranties regarding the same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend MacKay Shields LLC, or any of its products and services.
This material contains the opinions of the Global Fixed Income team of MacKay Shields LLC but not necessarily those of MacKay Shields LLC. The opinions expressed herein are subject to change without notice. This material is distributed for informational purposes only. Forecasts, estimates, and opinions contained herein should not be considered as investment advice or a recommendation of any security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. No part of this document may be reproduced in any form, or referred to in any other publication, without express written permission of MacKay Shields LLC.©2018, MacKay Shields LLC.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 93.5%
	Automotive – 2.6%
$3,050,000	Adient US LLC (a)	7.00%	05/15/26	$3,130,062
1,525,000	Dana, Inc. (b)	5.50%	12/15/24	1,551,688
2,080,000	Gates Global LLC/Gates Global Co. (a)	6.00%	07/15/22	2,087,800
1,175,000	Goodyear Tire & Rubber (The) Co.	5.13%	11/15/23	1,196,444
1,275,000	Goodyear Tire & Rubber (The) Co.	5.00%	05/31/26	1,244,231
2,125,000	Goodyear Tire & Rubber (The) Co. (b)	4.88%	03/15/27	2,018,750
2,599,000	Navistar International Corp. (a)	6.63%	11/01/25	2,660,726
1,970,000	Tenneco, Inc.	5.00%	07/15/26	1,610,475
				15,500,176
	Banking – 1.5%
1,165,000	Ally Financial, Inc.	8.00%	11/01/31	1,497,025
612,000	Ally Financial, Inc. (b)	8.00%	11/01/31	778,770
6,000,000	Ally Financial, Inc. (b)	5.13%	09/30/24	6,354,300
				8,630,095
	Basic Industry – 10.0%
2,600,000	AK Steel Corp.	7.63%	10/01/21	2,600,000
1,000,000	AK Steel Corp. (b)	7.50%	07/15/23	1,030,000
2,100,000	AK Steel Corp.	6.38%	10/15/25	1,769,250
2,425,000	Beacon Roofing Supply, Inc.	6.38%	10/01/23	2,534,125
1,945,000	Beazer Homes USA, Inc. (b)	8.75%	03/15/22	2,037,388
1,800,000	Cleveland-Cliffs, Inc. (b)	5.75%	03/01/25	1,795,860
4,111,000	Core & Main L.P. (a)	6.13%	08/15/25	4,100,722
1,000,000	Freeport-McMoRan, Inc. (b)	3.55%	03/01/22	993,750
1,680,000	Freeport-McMoRan, Inc.	3.88%	03/15/23	1,667,400
3,560,000	Freeport-McMoRan, Inc. (b)	4.55%	11/14/24	3,546,650
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,341,088
2,979,000	KB Home	7.50%	09/15/22	3,284,347
680,000	Koppers, Inc. (a)	6.00%	02/15/25	661,504
500,000	Lennar Corp.	5.88%	11/15/24	538,750
1,500,000	LGI Homes, Inc. (a)	6.88%	07/15/26	1,526,250
3,180,000	Meritage Homes Corp.	6.00%	06/01/25	3,386,700
2,050,000	NCI Building Systems, Inc. (a) (b)	8.00%	04/15/26	1,919,313
1,000,000	Novelis Corp. (a)	6.25%	08/15/24	1,043,750
2,862,000	Novelis Corp. (a)	5.88%	09/30/26	2,915,662
2,045,000	Olin Corp. (b)	5.13%	09/15/27	2,083,344
3,260,000	PQ Corp. (a) (b)	6.75%	11/15/22	3,386,325
565,000	PQ Corp. (a) (b)	5.75%	12/15/25	565,000
2,025,000	Shea Homes L.P./Shea Homes Funding Corp. (a) (b)	6.13%	04/01/25	1,999,688
4,250,000	Standard Industries, Inc. (a)	5.00%	02/15/27	4,186,250
3,050,000	Toll Brothers Finance Corp. (b)	4.88%	11/15/25	3,122,437
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	3,824,600
				58,860,153
	Capital Goods – 7.6%
3,045,000	Ball Corp.	4.00%	11/15/23	3,079,256
2,675,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	2,601,438
4,100,000	BWAY Holding Co. (a) (b)	5.50%	04/15/24	4,087,290
3,500,000	Crown Americas LLC/Crown Americas Capital Corp. IV (b)	4.50%	01/15/23	3,583,160
2,080,000	Mueller Water Products, Inc. (a)	5.50%	06/15/26	2,121,600
2,840,000	Owens-Brockway Glass Container, Inc. (a)	5.00%	01/15/22	2,918,100
5,700,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU (a) (b)	5.13%	07/15/23	5,789,832
3,725,000	Sealed Air Corp. (a)	5.50%	09/15/25	3,920,562
5,445,000	Terex Corp. (a)	5.63%	02/01/25	5,519,869
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Goods (Continued)
$2,000,000	TransDigm, Inc.	6.50%	07/15/24	$2,033,750
2,760,000	TransDigm, Inc. (a)	6.25%	03/15/26	2,880,750
2,660,000	Trident Merger Sub, Inc. (a) (b)	6.63%	11/01/25	2,493,750
2,925,000	Triumph Group, Inc. (b)	4.88%	04/01/21	2,895,750
850,000	Triumph Group, Inc.	7.75%	08/15/25	850,000
				44,775,107
	Consumer Goods – 7.3%
3,725,000	B&G Foods, Inc. (b)	5.25%	04/01/25	3,668,939
3,245,000	Cott Holdings, Inc. (a)	5.50%	04/01/25	3,297,731
4,920,000	First Quality Finance Co., Inc. (a) (b)	5.00%	07/01/25	4,907,700
3,840,000	Kronos Acquisition Holdings, Inc. (a)	9.00%	08/15/23	3,436,800
2,915,000	Lamb Weston Holdings, Inc. (a) (b)	4.63%	11/01/24	2,965,663
3,965,000	Performance Food Group, Inc. (a)	5.50%	06/01/24	4,019,519
2,000,000	Pilgrim’s Pride Corp. (a)	5.75%	03/15/25	2,040,000
1,765,000	Post Holdings, Inc. (a) (b)	5.50%	03/01/25	1,813,537
3,610,000	Post Holdings, Inc. (a)	5.00%	08/15/26	3,610,000
3,900,000	Prestige Brands, Inc. (a) (b)	6.38%	03/01/24	4,046,250
3,910,000	Spectrum Brands, Inc. (b)	5.75%	07/15/25	4,018,698
1,500,000	TreeHouse Foods, Inc. (a)	6.00%	02/15/24	1,567,500
3,240,000	US Foods, Inc. (a)	5.88%	06/15/24	3,325,050
				42,717,387
	Energy – 9.3%
1,135,000	AmeriGas Partners L.P./AmeriGas Finance Corp.	5.50%	05/20/25	1,167,631
3,690,000	AmeriGas Partners L.P./AmeriGas Finance Corp.	5.88%	08/20/26	3,856,050
1,875,000	Andeavor Logistics L.P./Tesoro Logistics Finance Corp. (b)	5.25%	01/15/25	1,972,322
1,600,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)	5.38%	09/15/24	1,639,040
2,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. (a) (b)	6.13%	11/15/22	2,512,125
3,526,000	California Resources Corp. (a)	8.00%	12/15/22	2,697,390
2,060,000	Carrizo Oil & Gas, Inc. (b)	6.25%	04/15/23	2,013,259
1,919,000	Centennial Resource Production LLC (a)	6.88%	04/01/27	1,993,361
3,500,000	Chesapeake Energy Corp.	7.00%	10/01/24	3,472,656
4,370,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. (b)	6.25%	04/01/23	4,501,100
3,129,000	Denbury Resources, Inc. (a) (b)	9.25%	03/31/22	3,183,757
2,100,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.50%	10/01/25	2,117,745
2,015,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	5.00%	12/01/24	2,009,962
2,650,000	Matador Resources Co. (b)	5.88%	09/15/26	2,683,125
1,500,000	Oasis Petroleum, Inc. (a)	6.25%	05/01/26	1,451,250
3,155,000	QEP Resources, Inc.	5.63%	03/01/26	2,963,113
875,000	Range Resources Corp.	5.75%	06/01/21	905,378
1,770,000	SM Energy Co. (b)	5.63%	06/01/25	1,666,013
2,310,000	Southwestern Energy Co. (b)	7.50%	04/01/26	2,356,200
2,000,000	Targa Pipeline Partners L.P./Targa Pipeline Finance Corp. (b)	5.88%	08/01/23	1,995,000
3,300,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.00%	01/15/28	3,250,368
1,380,000	Whiting Petroleum Corp.	5.75%	03/15/21	1,420,986
2,560,000	Whiting Petroleum Corp.	6.63%	01/15/26	2,562,432
				54,390,263
	Financial Services – 2.8%
2,000,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.	6.00%	08/01/20	2,017,500
4,000,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.	5.88%	02/01/22	4,055,000
3,385,000	MSCI, Inc. (a) (b)	5.75%	08/15/25	3,562,712
4,555,000	Springleaf Finance Corp. (b)	7.75%	10/01/21	4,964,950

See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Financial Services (Continued)
$1,540,000	Springleaf Finance Corp.	6.13%	03/15/24	$1,628,550
				16,228,712
	Healthcare – 7.4%
610,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	666,044
3,825,000	Catalent Pharma Solutions, Inc. (a) (b)	4.88%	01/15/26	3,853,687
1,370,000	CHS/Community Health Systems, Inc.	5.13%	08/01/21	1,356,300
4,360,000	CHS/Community Health Systems, Inc. (a)	8.00%	03/15/26	4,251,000
3,905,000	Hologic, Inc. (a)	4.38%	10/15/25	3,887,916
731,000	IQVIA, Inc. (a) (b)	4.88%	05/15/23	746,534
3,000,000	IQVIA, Inc. (a)	5.00%	10/15/26	3,075,000
3,665,000	MPH Acquisition Holdings LLC (a)	7.13%	06/01/24	3,693,220
665,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	691,467
2,000,000	Service Corp International	5.38%	05/15/24	2,057,720
4,750,000	Service Corp International (b)	7.50%	04/01/27	5,474,375
2,670,000	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (a) (b)	7.50%	10/01/24	2,810,175
2,750,000	Teleflex, Inc.	4.63%	11/15/27	2,746,563
2,450,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,623,240
2,300,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	2,440,875
3,245,000	West Street Merger Sub, Inc. (a)	6.38%	09/01/25	3,155,762
				43,529,878
	Leisure – 7.6%
5,450,000	Boyd Gaming Corp. (b)	6.38%	04/01/26	5,756,562
2,800,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.38%	06/01/24	2,877,000
2,980,000	Churchill Downs, Inc. (a)	4.75%	01/15/28	2,935,300
1,200,000	Eldorado Resorts, Inc.	7.00%	08/01/23	1,257,000
1,200,000	Eldorado Resorts, Inc.	6.00%	04/01/25	1,245,045
4,385,000	ESH Hospitality, Inc. (a)	5.25%	05/01/25	4,412,406
3,980,000	GLP Capital L.P./GLP Financing II, Inc. (b)	5.38%	04/15/26	4,213,069
4,600,000	Hilton Domestic Operating Co., Inc. (a) (b)	5.13%	05/01/26	4,720,750
3,120,000	Live Nation Entertainment, Inc. (a)	4.88%	11/01/24	3,189,225
3,900,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. (b)	5.63%	05/01/24	4,104,750
4,475,000	MGM Resorts International	5.50%	04/15/27	4,626,031
2,270,000	Scientific Games International, Inc.	10.00%	12/01/22	2,397,688
2,900,000	Scientific Games International, Inc. (a)	8.25%	03/15/26	3,012,375
				44,747,201
	Media – 5.4%
2,250,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	01/15/24	2,311,875
2,200,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.88%	05/01/27	2,290,750
960,000	Clear Channel Worldwide Holdings, Inc. (a)	9.25%	02/15/24	1,035,600
2,841,000	Clear Channel Worldwide Holdings, Inc., Series B	6.50%	11/15/22	2,915,576
3,500,000	CSC Holdings LLC (b)	5.25%	06/01/24	3,570,000
1,250,000	CSC Holdings LLC (a)	6.63%	10/15/25	1,331,250
725,000	CSC Holdings LLC (a)	10.88%	10/15/25	835,563
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	2,400,865
1,000,000	Dish DBS Corp.	5.13%	05/01/20	1,008,750
5,830,000	Dish DBS Corp. (b)	6.75%	06/01/21	6,026,398
2,300,000	Lamar Media Corp.	5.38%	01/15/24	2,366,125
2,115,000	Lamar Media Corp.	5.75%	02/01/26	2,228,850
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$3,150,000	Sirius XM Radio, Inc. (a)	5.38%	07/15/26	$3,252,375
				31,573,977
	Real Estate – 0.7%
1,000,000	Hospitality Properties Trust (b)	4.95%	02/15/27	1,007,634
3,000,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a) (b)	4.88%	06/01/23	2,875,380
				3,883,014
	Retail – 3.7%
2,285,000	Avantor, Inc. (a)	9.00%	10/01/25	2,490,650
5,445,000	Hanesbrands, Inc. (a) (b)	4.63%	05/15/24	5,526,675
1,320,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.00%	06/01/24	1,353,000
3,300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25%	06/01/26	3,411,375
2,975,000	Murphy Oil USA, Inc. (b)	6.00%	08/15/23	3,056,813
1,375,000	New Albertsons, Inc.	7.75%	06/15/26	1,313,125
4,835,000	Staples, Inc. (a)	7.50%	04/15/26	4,856,153
				22,007,791
	Services – 8.1%
4,000,000	Advanced Disposal Services, Inc. (a) (b)	5.63%	11/15/24	4,220,000
1,625,000	Aramark Services, Inc.	4.75%	06/01/26	1,653,438
4,175,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,259,752
3,545,000	Darling Ingredients, Inc. (a)	5.25%	04/15/27	3,615,900
2,740,000	H&E Equipment Services, Inc. (b)	5.63%	09/01/25	2,791,375
3,587,000	Herc Rentals, Inc. (a)	7.50%	06/01/22	3,739,448
1,276,000	Herc Rentals, Inc. (a) (b)	7.75%	06/01/24	1,357,760
4,199,000	Iron Mountain, Inc. (a)	4.88%	09/15/27	4,086,152
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,826,550
4,615,000	KAR Auction Services, Inc. (a)	5.13%	06/01/25	4,638,075
3,805,000	ServiceMaster (The) Co. LLC (a) (b)	5.13%	11/15/24	3,852,562
3,650,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (a)	6.75%	06/01/25	3,745,812
2,500,000	United Rentals North America, Inc. (b)	5.75%	11/15/24	2,576,250
1,400,000	United Rentals North America, Inc. (b)	5.50%	07/15/25	1,453,200
3,650,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	3,650,000
				47,466,274
	Technology & Electronics – 6.3%
3,195,000	CDK Global, Inc. (b)	4.88%	06/01/27	3,242,925
590,000	CDW LLC/CDW Finance Corp. (b)	5.50%	12/01/24	627,613
145,000	CDW LLC/CDW Finance Corp.	5.00%	09/01/25	149,350
3,475,000	CommScope, Inc. (a)	6.00%	03/01/26	3,687,844
2,225,000	CommScope, Inc. (a)	8.25%	03/01/27	2,408,562
774,000	Dell International LLC/EMC Corp. (a)	5.30%	10/01/29	798,527
3,996,000	Dell International LLC/EMC Corp. (a) (b)	8.35%	07/15/46	4,925,308
6,838,000	First Data Corp. (a)	5.00%	01/15/24	7,013,976
3,105,000	Match Group, Inc.	6.38%	06/01/24	3,271,894
2,965,000	NCR Corp.	6.38%	12/15/23	3,053,950
3,019,000	PTC, Inc.	6.00%	05/15/24	3,169,950
2,827,000	Qorvo, Inc. (a)	5.50%	07/15/26	2,954,215
725,000	Xerox Corp. (b)	2.80%	05/15/20	723,042
725,000	Xerox Corp.	4.50%	05/15/21	736,600
350,000	Xerox Corp.	4.13%	03/15/23	348,355
				37,112,111

See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications – 10.2%
$2,960,000	CenturyLink, Inc., Series P (b)	7.60%	09/15/39	$2,604,800
4,545,000	CyrusOne L.P./CyrusOne Finance Corp.	5.38%	03/15/27	4,715,437
5,525,000	Equinix, Inc. (b)	5.88%	01/15/26	5,849,594
1,675,000	Equinix, Inc.	5.38%	05/15/27	1,777,343
1,130,000	Frontier Communications Corp.	10.50%	09/15/22	830,550
4,250,000	Frontier Communications Corp. (a)	8.50%	04/01/26	4,016,250
1,080,000	Frontier Communications Corp. (a)	8.00%	04/01/27	1,119,150
2,956,000	Hughes Satellite Systems Corp. (b)	5.25%	08/01/26	2,985,442
300,000	Level 3 Financing, Inc.	6.13%	01/15/21	301,875
3,070,000	Level 3 Financing, Inc.	5.38%	01/15/24	3,116,050
5,925,000	Level 3 Financing, Inc.	5.38%	05/01/25	6,050,017
2,850,000	Qualitytech L.P./QTS Finance Corp. (a)	4.75%	11/15/25	2,793,000
1,250,000	SBA Communications Corp.	4.88%	07/15/22	1,270,313
1,700,000	SBA Communications Corp. (b)	4.88%	09/01/24	1,732,959
425,000	Sprint Capital Corp.	6.88%	11/15/28	408,000
6,045,000	Sprint Capital Corp.	8.75%	03/15/32	6,362,362
570,000	Sprint Communications, Inc. (b)	9.25%	04/15/22	662,625
3,685,000	Sprint Corp. (b)	7.63%	03/01/26	3,694,212
3,295,000	T-Mobile USA, Inc. (b)	6.00%	03/01/23	3,397,969
2,925,000	T-Mobile USA, Inc.	6.00%	04/15/24	3,052,969
1,400,000	Zayo Group LLC/Zayo Capital, Inc.	6.00%	04/01/23	1,429,750
1,490,000	Zayo Group LLC/Zayo Capital, Inc. (a)	5.75%	01/15/27	1,516,075
				59,686,742
	Transportation – 1.4%
564,739	Continental Airlines 2005-ERJ1 Pass Through Trust	9.80%	04/01/21	591,281
2,910,132	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	3,159,821
4,331,000	XPO Logistics, Inc. (a) (b)	6.50%	06/15/22	4,444,689
				8,195,791
	Utility – 1.6%
3,715,000	Calpine Corp.	5.75%	01/15/25	3,687,138
1,440,000	Calpine Corp. (a)	5.25%	06/01/26	1,447,200
2,000,000	Clearway Energy Operating LLC	5.38%	08/15/24	2,042,740
2,300,000	Pattern Energy Group, Inc. (a)	5.88%	02/01/24	2,380,983
				9,558,061
	Total Corporate Bonds and Notes			548,862,733
	(Cost $542,769,760)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 26.4%
	Automotive – 0.8%
2,000,000	Adient Global Holdings, Ltd. (USD) (a)	4.88%	08/15/26	1,635,000
2,565,000	LKQ European Holdings B.V. (EUR) (a)	3.63%	04/01/26	3,015,525
				4,650,525
	Banking – 0.4%
2,400,000	Royal Bank of Scotland Group PLC (USD) (b)	5.13%	05/28/24	2,496,165
	Basic Industry – 3.9%
2,700,000	Alcoa Nederland Holding B.V. (USD) (a)	7.00%	09/30/26	2,922,750
1,700,000	Cemex SAB de CV (EUR) (a)	3.13%	03/19/26	1,953,595
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Basic Industry (Continued)
2,725,000	Intertape Polymer Group, Inc. (USD) (a)	7.00%	10/15/26	$2,793,125
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,859,625
1,490,000	MMC Norilsk Nickel OJSC via MMC Finance DAC (USD) (a)	6.63%	10/14/22	1,610,702
1,625,000	SPCM S.A. (USD) (a)	4.88%	09/15/25	1,592,500
2,200,000	Stora Enso OYJ (USD) (a)	7.25%	04/15/36	2,574,000
2,505,000	Teck Resources Ltd. (USD)	6.00%	08/15/40	2,658,334
1,795,000	Teck Resources Ltd. (USD) (b)	6.25%	07/15/41	1,941,169
2,975,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (USD) (a)	5.38%	09/01/25	2,908,062
				22,813,862
	Capital Goods – 3.0%
5,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a) (b)	7.25%	05/15/24	5,392,230
535,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a)	6.00%	02/15/25	540,350
890,000	Bombardier, Inc. (USD) (a) (b)	6.00%	10/15/22	895,006
4,968,000	Bombardier, Inc. (USD) (a)	6.13%	01/15/23	4,986,630
2,000,000	Bombardier, Inc. (USD) (a)	7.88%	04/15/27	2,015,000
3,980,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	3,671,550
				17,500,766
	Consumer Goods – 1.9%
2,600,000	JBS Investments II GmbH (USD) (a)	7.00%	01/15/26	2,711,800
2,725,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	6.50%	04/15/29	2,895,313
2,925,000	Minerva Luxembourg S.A. (USD) (a)	6.50%	09/20/26	2,901,600
675,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (USD) (a)	6.25%	05/15/26	704,531
1,900,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (USD) (a)	8.50%	05/15/27	1,969,350
				11,182,594
	Energy – 2.8%
950,000	Gazprom OAO Via Gaz Capital S.A. (USD) (a)	8.63%	04/28/34	1,251,912
1,800,000	LBC Tank Terminals Holding Netherlands BV (USD) (a)	6.88%	05/15/23	1,766,250
4,590,000	Petrobras Global Finance B.V. (USD) (b)	7.38%	01/17/27	5,130,702
1,060,000	Petrobras Global Finance B.V. (USD)	7.25%	03/17/44	1,124,262
800,000	Puma International Financing S.A. (USD) (a)	5.13%	10/06/24	726,976
4,500,000	Transocean, Inc. (USD) (a) (b)	7.25%	11/01/25	4,471,875
2,900,000	Weatherford International Ltd. (USD)	4.50%	04/15/22	2,030,000
406,000	Weatherford International Ltd. (USD)	6.50%	08/01/36	257,810
				16,759,787
	Healthcare – 3.4%
2,785,000	Bausch Health Cos., Inc. (USD) (a) (b)	6.50%	03/15/22	2,885,956
5,319,000	Bausch Health Cos., Inc. (USD) (a) (b)	5.88%	05/15/23	5,379,903
3,724,000	Bausch Health Cos., Inc. (USD) (a) (b)	6.13%	04/15/25	3,775,205
5,320,000	Bausch Health Cos., Inc. (USD) (a)	9.00%	12/15/25	5,911,850
2,275,000	Endo Dac./Endo Finance LLC/Endo Finco, Inc. (USD) (a) (b)	6.00%	02/01/25	1,748,906
				19,701,820
	Insurance – 0.4%
2,220,000	Oil Insurance Ltd. , 3 Mo. LIBOR + 2.98% (USD) (a) (b) (c)	5.57%	(d)	2,160,693

See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Leisure – 2.0%
3,205,000	Royal Caribbean Cruises Ltd. (USD) (b)	7.50%	10/15/27	$3,894,003
1,305,000	Sands China, Ltd. (USD)	4.60%	08/08/23	1,349,725
1,695,000	Sands China, Ltd. (USD) (b)	5.13%	08/08/25	1,790,543
4,385,000	Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC (USD) (a)	7.00%	07/15/26	4,593,288
				11,627,559
	Media – 2.6%
3,815,000	Altice France S.A./France (USD) (a) (b)	6.25%	05/15/24	3,924,681
3,695,000	Altice Luxembourg S.A. (USD) (a)	7.75%	05/15/22	3,773,519
3,695,000	UPCB Finance IV Ltd. (USD) (a)	5.38%	01/15/25	3,786,267
1,000,000	Virgin Media Finance PLC (USD) (a)	6.00%	10/15/24	1,038,750
2,000,000	Virgin Media Finance PLC (GBP)	6.38%	10/15/24	2,748,836
				15,272,053
	Retail – 0.5%
2,720,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	4.25%	05/15/24	2,686,000
	Services – 2.3%
700,000	Darling Global Finance BV (EUR) (a)	3.63%	05/15/26	826,489
3,540,000	GFL Environmental, Inc. (USD) (a)	5.63%	05/01/22	3,531,150
630,000	GFL Environmental, Inc. (USD) (a) (b)	5.38%	03/01/23	615,825
1,295,000	GFL Environmental, Inc. (USD) (a)	8.50%	05/01/27	1,352,317
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,259,062
2,820,000	Travelport Corporate Finance PLC (USD) (a)	6.00%	03/15/26	3,038,550
				13,623,393
	Technology & Electronics – 1.0%
2,500,000	NXP B.V./NXP Funding LLC (USD) (a) (b)	4.63%	06/01/23	2,614,400
3,060,000	Sensata Technologies UK Financing Co., PLC (USD) (a) (b)	6.25%	02/15/26	3,247,425
				5,861,825
	Telecommunications – 1.4%
2,225,000	DKT Finance ApS (USD) (a) (b)	9.38%	06/17/23	2,418,575
3,540,000	Telecom Italia Capital S.A. (USD) (b)	7.72%	06/04/38	3,708,150
2,300,000	VEON Holdings B.V. (USD) (a)	4.95%	06/16/24	2,340,986
				8,467,711
	Total Foreign Corporate Bonds and Notes			154,804,753
	(Cost $149,857,084)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 4.9%
	Banking – 2.4%
2,940,000	Bank of America Corp., Series DD (USD) (e)	6.30%	(d)	3,214,522
4,475,000	Citigroup, Inc., Series M (USD) (e)	6.30%	(d)	4,656,864
5,370,000	Goldman Sachs Group (The), Inc., Series P (USD) (e)	5.00%	(d)	5,121,450
795,000	RBS Capital Trust II (USD) (e)	6.43%	(d)	997,725
				13,990,561
	Capital Goods – 0.4%
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (c)	4.42%	02/15/42	2,606,568
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services – 0.8%
4,935,000	General Motors Financial Co., Inc., Series A (USD) (e)	5.75%	(d)	$4,622,689
	Insurance – 1.3%
5,400,000	Hartford Financial Services Group (The), Inc. , 3 Mo. LIBOR + 2.13% (USD) (a) (c)	4.81%	02/12/47	4,837,779
3,500,000	Lincoln National Corp. , 3 Mo. LIBOR + 2.36% (USD) (b) (c)	5.00%	05/17/66	3,016,002
				7,853,781
	Total Capital Preferred Securities			29,073,599
	(Cost $29,879,129)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 1.5%
	Consumer Goods – 0.3%
$2,093,583	United Natural Foods, Inc., 1 Mo. LIBOR + 4.25%, 0.00% Floor	6.73%	10/22/25	1,822,297
	Energy – 0.2%
983,646	Crestwood Holdings LLC, Term Loan B, 1 Mo. LIBOR + 7.50%, 0.00% Floor	9.99%	03/06/23	970,740
	Healthcare – 1.0%
5,937,298	Ortho-Clinical Diagnostics S.A., Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.73%	06/30/25	5,821,046
	Total Senior Floating-Rate Loan Interests			8,614,083
	(Cost $8,919,649)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.7%
	Collateralized Mortgage Obligations – 0.1%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
23,129	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (h)	24.62%	06/25/37	40,454
	Wells Fargo Mortgage Backed Securities
835,335	Series 2006-AR7 Trust, Class 2A4 (i)	4.97%	05/25/36	865,343
				905,797
	Commercial Mortgage-Backed Securities – 0.6%
	Securitized Asset Backed Receivables LLC Trust
7,507,261	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (c)	2.59%	08/25/36	3,322,709
	Total Mortgage-Backed Securities			4,228,506
	(Cost $5,897,860)
ASSET-BACKED SECURITIES – 0.1%
	Keycorp Student Loan Trust,
341,144	Series 2000-A, Class A2, 3 Mo. LIBOR + 0.32% (c)	3.00%	05/25/29	340,244
	(Cost $323,800)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (j) (k) (l) (m)	108,110

See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Utility – 0.1%
13,918	Vistra Energy Corp.	$379,266
	Total Common Stocks	487,376
	(Cost $997,887)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Energy Corp. (k) (m)	10,703
	(Cost $22,977)

	Total Investments – 127.2%			746,421,997
	(Cost $738,668,146) (n)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT - (22.3)%
$(101,950,000)	United States Treasury Note	1.38%	09/30/23	(98,095,061)
(32,000,000)	United States Treasury Note	2.88%	05/31/25	(32,933,125)
	Total U.S. Government Bonds Sold Short			(131,028,186)
	(Proceeds $130,967,755)
CORPORATE BONDS SOLD SHORT – (2.0)%
	Energy – (0.4)%
(2,100,000)	Noble Energy, Inc.	3.90%	11/15/24	(2,145,113)
	Healthcare – (0.2)%
(1,500,000)	DaVita, Inc.	5.00%	05/01/25	(1,473,285)
	Media – (0.9)%
(5,145,000)	Netflix, Inc.	4.38%	11/15/26	(5,099,981)
	Telecommunications – (0.5)%
(2,930,000)	Amkor Technology, Inc. (a)	6.63%	09/15/27	(2,991,347)
	Total Corporate Bonds Sold Short			(11,709,726)
	(Proceeds $11,257,718)
FOREIGN CORPORATE BONDS SOLD SHORT – (0.3)%
	Healthcare – (0.3)%
(1,500,000)	Mylan NV (USD)	3.95%	06/15/26	(1,445,783)
	(Proceeds $1,391,957)
	Total Investments Sold Short – (24.6)%			(144,183,695)
	(Proceeds $143,617,430)

Outstanding Loan – (4.7)%	(27,864,768)
Net Other Assets and Liabilities – 2.1%	12,627,788
Net Assets – 100.0%	$587,001,322

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2019	Sale Value as of 4/30/2019	Unrealized Appreciation/ (Depreciation)
08/01/19	JPM	USD	5,894,678	EUR	5,229,000	$ 5,894,678	$ 5,912,757	$ (18,079)
08/01/19	JPM	USD	2,820,768	GBP	2,170,000	2,820,768	2,843,274	(22,506)
Net Unrealized Appreciation (Depreciation)								$(40,585)

Counterparty Abbreviations
JPM	JPMorgan Chase
See Note 2E – Forward Foreign Currency Contracts in the Notes to Financial Statements.
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2019, securities noted as such amounted to $408,116,201 of total investments and $(2,991,347) of corporate bonds sold short, or 69.5% and (0.5)% of net assets, respectively.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	Floating or variable rate security.
(d)	Perpetual maturity.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	Inverse floating rate security.
(i)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2019, securities noted as such are valued at $108,110 or 0.0% of net assets.
(k)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Fund’s Sub-Advisor.
(l)	This security’s value was determined using significant unobservable inputs (see Note 2A — Portfolio Valuation in the Notes to Financial Statements).
(m)	Non-income producing security.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,676,850 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,529,849. The net unrealized appreciation was $7,147,001. The amounts presented are inclusive of investments sold short and derivative contracts.

EUR	Euro
GBP	British Pound Sterling
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
April 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 548,862,733	$ —	$ 548,862,733	$ —
Foreign Corporate Bonds and Notes*	154,804,753	—	154,804,753	—
Capital Preferred Securities*	29,073,599	—	29,073,599	—
Senior Floating-Rate Loan Interests*	8,614,083	—	8,614,083	—
Mortgage-Backed Securities	4,228,506	—	4,228,506	—
Asset-Backed Securities	340,244	—	340,244	—
Common Stocks:
Energy	108,110	—	—	108,110
Utility	379,266	379,266	—	—
Rights*	10,703	—	10,703	—
Total Investments	$ 746,421,997	$ 379,266	$ 745,934,621	$ 108,110
LIABILITIES TABLE
	Total Value at 4/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (131,028,186)	$ —	$ (131,028,186)	$ —
Corporate Bonds Sold Short*	(11,709,726)	—	(11,709,726)	—
Foreign Corporate Bonds Sold Short*	(1,445,783)	—	(1,445,783)	—
Forward Foreign Currency Contracts	(40,585)	—	(40,585)	—
Total	$ (144,224,280)	$—	$ (144,224,280)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs.
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
ASSETS:
Investments, at value (Cost $738,668,146)	$ 746,421,997
Cash	5,401,222
Foreign currency (Cost $140,398)	140,124
Receivables:
Interest	10,830,972
Investment securities sold	452,857
Due from broker	192,873
Margin interest rebate	90,923
Miscellaneous	65,761
Prepaid expenses	33,288
Total Assets	763,630,017
LIABILITIES:
Borrowings	27,864,768
Investments sold short, at value (proceeds $143,617,430)	144,183,695
Unrealized depreciation on forward foreign currency contracts	40,585
Payables:
Investment securities purchased	3,050,000
Interest expense on investments sold short	729,968
Investment advisory fees	480,402
Margin interest expense	164,613
Administrative fees	33,144
Audit and tax fees	32,935
Custodian fees	18,732
Shareholder reporting fees	12,501
Transfer agent fees	2,554
Trustees’ fees and expenses	1,129
Financial reporting fees	771
Legal fees	643
Other liabilities	12,255
Total Liabilities	176,628,695
NET ASSETS	$587,001,322
NET ASSETS consist of:
Paid-in capital	$ 675,891,272
Par value	345,257
Accumulated distributable earnings (loss)	(89,235,207)
NET ASSETS	$587,001,322
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)	$17.00
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)	34,525,708

See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Statement of Operations
For the Six Months Ended April 30, 2019 (Unaudited)
INVESTMENT INCOME:
Interest	$ 21,755,895
Margin interest rebate	1,358,511
Dividends	1,740
Other	5,537
Total investment income	23,121,683
EXPENSES:
Investment advisory fees	2,825,206
Margin interest expense	2,454,370
Interest expense on investments sold short	1,364,634
Legal fees	186,453
Administrative fees	157,650
Shareholder reporting fees	62,644
Custodian fees	44,863
Audit and tax fees	30,134
Listing expense	15,579
Transfer agent fees	13,643
Trustees’ fees and expenses	8,186
Financial reporting fees	4,625
Other	34,531
Total expenses	7,202,518
NET INVESTMENT INCOME (LOSS)	15,919,165
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,912,631)
Forward foreign currency contracts	494,704
Foreign currency transactions	43,949
Investments sold short	(117,774)
Net realized gain (loss)	(1,491,752)
Net change in unrealized appreciation (depreciation) on:
Investments	27,190,158
Forward foreign currency contracts	(428,186)
Foreign currency translation	332
Investments sold short	(5,373,131)
Net change in unrealized appreciation (depreciation)	21,389,173
NET REALIZED AND UNREALIZED GAIN (LOSS)	19,897,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 35,816,586
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ 15,919,165	$ 30,216,162
Net realized gain (loss)	(1,491,752)	6,693,826
Net change in unrealized appreciation (depreciation)	21,389,173	(47,871,644)
Net increase (decrease) in net assets resulting from operations	35,816,586	(10,961,656)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(21,847,506)	(30,907,135)
Return of capital	—	(11,822,468)
Total distributions to shareholders	(21,847,506)	(42,729,603)
CAPITAL TRANSACTIONS:
Proceeds from Common Shares acquired through merger	—	96,061,971
Repurchase of Common Shares *	(5,327,933)	(10,057,633)
Net increase (decrease) in net assets resulting from capital transactions	(5,327,933)	86,004,338
Total increase (decrease) in net assets	8,641,147	32,313,079
NET ASSETS:
Beginning of period	578,360,175	546,047,096
End of period	$ 587,001,322	$ 578,360,175
CAPITAL TRANSACTIONS were as follows:
Common Shares at beginning of period	34,903,005	29,947,157
Common shares acquired through merger	—	5,637,721
Common Shares repurchased *	(377,297)	(681,873)
Common Shares at end of period	34,525,708	34,903,005

*	On September 15, 2015, the Fund commenced a share repurchase program. The program originally expired on March 15, 2016, but the Board of Trustees of the Fund has subsequently authorized the continuation of the Fund’s share repurchase program until March 15, 2020. For the six months ended April 30, 2019, the fund repurchased 377,297 of its shares at a weighted-average discount of 14.17% from net asset value per share. For the year ended October 31, 2018, the fund repurchased 681,873 of its shares at a weighted-average discount of 13.03% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares until the earlier of (i) the repurchase of an additional 1,644,037 common shares (for an aggregate of 1,730,614), or (ii) March 15, 2020.

See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Statement of Cash Flows
For the Six Months Ended April 30, 2019 (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$35,816,586
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(96,560,413)
Borrowed investments sold short	5,776,607
Sales, maturities and paydown of investments	115,168,020
Borrowed investments purchased	(2,394,977)
Net amortization/accretion of premiums/discounts on investments	133,635
Net realized gain/loss on investments	1,912,631
Net realized gain/loss on investments sold short	117,774
Net change in unrealized appreciation/depreciation on investments	(27,190,158)
Net change in unrealized appreciation/depreciation on forward foreign currency contracts	428,186
Net change in unrealized appreciation/depreciation on investments sold short	5,373,131
Changes in assets and liabilities:
Decrease in interest receivable	520,020
Increase in margin interest rebate receivable	(9,672)
Increase in due from broker	(192,873)
Increase in miscellaneous receivable	(65,761)
Increase in prepaid expenses	(28,038)
Increase in interest payable on investments sold short	40,030
Decrease in investment advisory fees payable	(17,625)
Decrease in audit and tax fees payable	(27,066)
Decrease in legal fees payable	(1,696)
Decrease in shareholder reporting fees payable	(31,949)
Decrease in administrative fees payable	(5,552)
Decrease in custodian fees payable	(2,909)
Decrease in transfer agent fees payable	(320)
Decrease in Trustees’ fees and expenses payable	(198)
Decrease in margin interest expense payable	(2,395)
Increase in other liabilities payable	11,301
Cash provided by operating activities		$38,766,319
Cash flows from financing activities:
Repurchase of Common Shares	(5,327,933)
Distributions to Common Shareholders from investment operations	(21,847,506)
Net proceeds from borrowing	(8,799,780)
Cash used in financing activities		(35,975,219)
Increase in cash and foreign currency (a)		2,791,100
Cash and foreign currency at beginning of period		2,750,246
Cash and foreign currency at end of period		$5,541,346
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and fees		$3,781,369

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $332.
See Notes to Financial Statements

First Trust High Income Long/Short Fund (FSD)
Financial Highlights
For a Common Share outstanding throughout each period
	Six Months Ended 4/30/2019 (Unaudited)	Year Ended October 31,
		2018	2017	2016	2016	2014
Net asset value, beginning of period	$ 16.57	$ 18.23	$ 17.71	$ 17.28	$ 19.47	$ 19.63
Income from investment operations:
Net investment income (loss)	0.46	0.96	1.04	1.00	1.11	1.31
Net realized and unrealized gain (loss)	0.57	(1.32)	0.83	0.44	(2.05)	(0.15)
Total from investment operations	1.03	(0.36)	1.87	1.44	(0.94)	1.16
Distributions paid to shareholders from:
Net investment income	(0.63)	(0.98)	(1.07)	(1.06)	(1.26)	(1.32)
Return of capital	—	(0.37)	(0.34)	—	—	—
Total distributions paid to Common Shareholders	(0.63)	(1.35)	(1.41)	(1.06)	(1.26)	(1.32)
Common Share repurchases	0.03	0.05	0.00 (a)	0.05	0.01	—
Tender offer purchases	—	—	0.06	—	—	—
Net asset value, end of period	$17.00	$16.57	$18.23	$17.71	$17.28	$19.47
Market value, end of period	$14.77	$13.91	$16.91	$15.52	$14.96	$17.19
Total return based on net asset value (b)	7.31%	(0.82)%	11.98%	10.24%	(3.89)%	6.86%
Total return based on market value (b)	11.00%	(10.24)%	18.52%	11.58%	(5.76)%	5.12%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 587,001	$ 578,360	$ 546,047	$ 624,109	$ 620,309	$ 701,955
Ratio of total expenses to average net assets	2.55% (c)	2.20%	1.86%	1.54%	1.66%	1.75%
Ratio of total expenses to average net assets excluding interest expense	1.20% (c)	1.13%	1.19%	1.16%	1.21%	1.26%
Ratio of net investment income (loss) to average net assets	5.63% (c)	5.48%	5.76%	5.92%	6.05%	6.59%
Portfolio turnover rate	12%	29%	39%	36%	26%	28%

(a)	Amount is less than $0.01.
(b)	Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.
(c)	Annualized.

See Notes to Financial Statements

Notes to Financial Statements
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
1. Organization
First Trust High Income Long/Short Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 18, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol “FSD” on the New York Stock Exchange (“NYSE”).
The Fund’s primary investment objective is to provide current income. The Fund’s secondary objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, a majority of its assets in a diversified portfolio of U.S. and foreign (including emerging markets) high-yield corporate fixed-income securities of varying maturities that are rated below-investment grade at the time of purchase. For purposes of this strategy, “corporate fixed-income securities” include corporate bonds, debentures, notes, commercial paper and other similar types of corporate debt instruments, including instruments issued by corporations with direct or indirect government ownership, as well as asset-backed securities, preferred shares, senior floating-rate loan participations, commitments and assignments (“Senior Loans”)(1), payment-in-kind securities, zero-coupon bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances and derivative instruments that provide the same or similar economic impact as a physical investment in the above securities. Below-investment grade fixed-income securities are commonly referred to as “high-yield” or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund will take long positions in securities that MacKay Shields LLC (“MacKay” or the “Sub-Advisor”) believes offer the potential for attractive returns and that it considers in the aggregate to have the potential to outperform the Fund’s benchmark, the ICE BofAML US High Yield Constrained Index (the “Index”). The Fund will take short positions in securities that the Sub-Advisor believes in the aggregate will underperform the Index. The Fund’s long positions, either directly or through derivatives, may total up to 130% of the Fund’s Managed Assets. The Fund’s short positions, either directly or through derivatives, may total up to 30% of the Fund’s Managed Assets. “Managed Assets” means the average daily gross asset value of the Fund (which includes the principal amount of any borrowings), minus the sum of the Fund’s liabilities. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, notes, capital preferred securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;

(1)	The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
The Senior Loans held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;

Notes to Financial Statements (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Sub-Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2019, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded delayed draw term loan commitments as of April 30, 2019.

Notes to Financial Statements (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
D. Collateralized Debt Obligations
A collateralized debt obligation (“CDO”) is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.
E. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
F. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
G. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in

Notes to Financial Statements (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. At April 30, 2019, the Fund had $27,864,768 in borrowings, which approximates fair value, associated with investments sold short as shown in “Borrowings” on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy. At April 30, 2019, the Fund had $144,183,695 of investments sold short as shown in “Investments sold short, at value” on the Statement of Assets and Liabilities. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2019, the Fund had a debit margin balance of $171,805,413 with an interest rate of 3.17%. For the six months ended April 30, 2019, the Fund had margin interest rebate of $1,358,511 and margin interest expense of $2,454,370, as shown on the Statement of Operations. For the six months ended April 30, 2019, the average margin balance and interest rate were $157,891,492 and 3.09%, respectively.
H. Dividends and Distributions to Shareholders
Level dividend distributions are declared and paid monthly to Common Shareholders after the payment of interest and/or dividends in connection with leverage. The level dividend rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, net investment company taxable income, if any (which term includes net short-term capital gain), is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund’s Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2018, was as follows:
Distributions paid from:
Ordinary income	$30,907,135
Capital gains	—
Return of capital	11,822,468
As of October 31, 2018, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(78,210,059)
Net unrealized appreciation (depreciation)	(23,659,593)
Total accumulated earnings (losses)	(101,869,652)
Other	—
Paid-in capital	680,229,827
Total net assets	$578,360,175
I. Income and Other Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing

Notes to Financial Statements (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At October 31, 2018, the Fund had no pre-enactment net capital losses for federal income tax purposes. At October 31, 2018, the Fund had post-enactment net capital losses for federal income tax purposes of $78,210,059 to be carried forward indefinitely.
Of these losses, $27,151,412 is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $2,219,032 per year.
During the taxable year ended October 31, 2018, the Fund utilized capital loss carryforwards of $6,815,218.
The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2018, the Fund did not incur any net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017, and 2018 remain open to federal and state audit. As of April 30, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
J. Expenses
The Fund will pay all expenses directly related to its operations.
K. New Accounting Pronouncements
On March 30, 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.
On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For

Notes to Financial Statements (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
MacKay serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of Managed Assets that is paid by First Trust from its investment advisory fee.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Fund for acting in such capacities.
4. Merger
On March 5, 2018, the Board of Trustees of FSD approved a merger of FSD with the First Trust Strategic High Income Fund II (“FHY”). The merger was completed on June 25, 2018. FSD was the surviving fund.
Under the terms of the merger, which was tax-free, FHY merged with and into FSD and the shareholders of FHY received shares of FSD. As a result of the merger, the assets of FHY were transferred to, and the liabilities of FHY were assumed by, FSD. The cost of the investments received from FHY was carried forward to FSD for U.S. GAAP and tax purposes. The merger was subject to certain conditions, including that the merger was approved on June 11, 2018, by the shareholders of FHY, and that the shareholders of FSD approved the issuance of additional FSD shares in connection with the merger. When the merger occurred, the transactions were based on the relative NAVs of FHY and FSD.
The following table summarizes the asset transfers and conversion ratios for the merger.
Acquired Fund	Shares Redeemed	Net Assets on June 22, 2018	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gains/Loss	Share Conversion Ratio	Acquiring (Surviving) Fund	Shares Issued	Net Assets on June 22, 2018*
FHY	6,970,226	$96,061,971	$(1,334,635)	$(62,574,506)	0.808829	FSD	5,637,721	$510,274,849
* Amount reflects net assets of FSD prior to the merger.
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of investments, excluding short-term investments and investments sold short, for the six months ended April 30, 2019, were $96,427,972 and $109,596,540, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $2,394,977 and $5,776,607, respectively.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$ —	Unrealized depreciation on forward foreign currency contracts	$ 40,585
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2019, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$494,704
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(428,186)
For the six months ended April 30, 2019, the notional values of forward foreign currency contracts opened and closed were $62,017,252 and $57,005,455, respectively.
The Fund does not have the right to offset financial assets and liabilities related to forward foreign currency contracts on the Statement of Assets and Liabilities.
7. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
Dividend Reinvestment Plan
If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund’s Dividend Reinvestment Plan (the “Plan”), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the “Plan Agent”), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.
If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:
(1)	If Common Shares are trading at or above net asset value (“NAV”) at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.
(2)	If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.
You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.
The Plan Agent maintains all Common Shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.
There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.
If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.
The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the

Additional Information (Continued)
First Trust High Income Long/Short Fund (FSD)
April 30, 2019 (Unaudited)
SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Submission of Matters to a Vote of Shareholders
The Fund held its Annual Meeting of Shareholders (the “Annual Meeting”) on April 8, 2019. At the Annual Meeting, James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of First Trust High Income Long/Short Fund as Class III Trustees for a three-year term expiring at the Fund’s annual meeting of shareholders in 2022. The number of votes cast in favor of Mr. Bowen was 29,982,452, the number of votes against was 1,172,452 and the number of broker non-votes was 3,457,378. The number of votes cast in favor of Mr. Nielson was 29,957,370, the number of votes against was 1,197,534 and the number of broker non-votes was 3,457,378. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.
Risk Considerations
The following discussion summarizes certain (but not all) of the principal risks associated with investing in the Fund. The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and, in accordance therewith, files reports, proxy statements and other information that is available for review.
Credit Agency Risk. Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.
Credit and Below-Investment Grade Securities Risk. Credit risk is the risk that one or more securities in the Fund’s portfolio will decline in price, or the issuer thereof will fail to pay dividends or interest or repay principal when due. Below-investment grade instruments are commonly referred to as high-yield securities or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. High-yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high-yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make dividend, interest and/or principal payments; (iv) negative perception of the high-yield market which may depress the price and liquidity of high-yield securities; (v) volatility; and (vi) liquidity.
Currency Risk. The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are denominated or quoted. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.
Distressed Securities Risk. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will

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April 30, 2019 (Unaudited)
eventually be satisfied. Distressed securities might be repaid only after lengthy workout, bankruptcy or similar proceedings, during which the issuer may not make any interest or other payments. Because there typically is substantial uncertainty regarding the outcome of such proceedings, there is a high risk of loss, including loss of the entire investment.
Fixed-Income Securities Risk. An investment in fixed-income securities is subject to certain risks, including:
•	Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services.
•	Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to common shareholders.
•	Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio’s current earnings rate.
Illiquid and Restricted Securities Risk. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.
Interest Rate Risk. Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. For fixed rate securities, when market interest rates rise, the market value of such securities generally will fall. Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security. Fixed rate securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases. Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Many financial instruments use or may use a floating rate based upon the London Interbank Offered Rate (LIBOR), which is being phased out by the end of 2021. There remains some uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate.
Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.
Management Risk and Reliance on Key Personnel. The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.
Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.
Non-U.S. Securities Risk. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of

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April 30, 2019 (Unaudited)
fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad, including in the event the issuer of a non-U.S. security defaults or enters bankruptcy, administration or other proceedings. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.
Potential Conflicts of Interest Risk. First Trust, MacKay and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and MacKay currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to MacKay) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust and MacKay have a financial incentive to leverage the Fund.
Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. It is possible that the Fund’s long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies will limit its ability to fully benefit from increases in the fixed-income markets.
The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
Valuation Risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for fixed-income securities trading. Fixed-income securities generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
MacKay Shields LLC
1345 Avenue of the Americas
43rd Floor
New York, NY 10105
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
ADMINISTRATOR,
FUND ACCOUNTANT,
AND CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Louis Cohen is no longer a portfolio manager for the registrant as of January 1, 2019.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (11/01/2018-11/30/2018)	183,665	14.02	1,689,748	113,060
Month #2 (12/01/2018-12/31/2018)	107,055	13.81	1,796,803	6,005
Month #3 (1/01/2019-1/31/2019)	0	-	1,796,803	6,005
Month #4 (2/01/2019-2/28/2019)	0	-	1,796,803	6,005
Month #5 (3/01/2019-3/31/2019)	0	-	1,796,803	1,730,614
Month #6 (4/01/2019-4/30/2019)	86,577	14.71	1,883,380	1,644,037
Total	377,297	$14.12	1,883,380	1,644,037

On September 15, 2015, the Fund commenced a share repurchase program. The program originally expired on March 15, 2016, but the Board of Trustees of the Fund has subsequently authorized the continuation of the Fund’s share repurchase program until March 15, 2020. For the six months ended April 30, 2019, the fund repurchased 377,297 of its shares at a weighted-average discount of 14.17% from net asset value per share. For the year ended October 31, 2018, the fund repurchased 681,873 of its shares at a weighted-average discount of 13.03% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares until the earlier of (i) the repurchase of an additional 1,644,037 common shares (for an aggregate of 1,730,614), or (ii) March 15, 2020.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust High Income Long/Short Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 1, 2019
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 1, 2019

* Print the name and title of each signing officer under his or her signature.